Supplement to the
Fidelity's Michigan Municipal Funds
February 29, 2016
Prospectus

Jamie Pagliocco no longer serves as portfolio manager Fidelity® Michigan Municipal Income Fund.

The following information replaces similar information for Fidelity® Michigan Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Michigan Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MIS-MIF-16-01 1.475738.136	May 2, 2016

Supplement to the
Fidelity's Ohio Municipal Funds
February 29, 2016
Prospectus

Jamie Pagliocco no longer serves as portfolio manager of Fidelity® Ohio Municipal Income Fund.

The following information replaces similar information for Fidelity® Ohio Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Ohio Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

OFS-OFR-16-01 1.475823.135	May 2, 2016

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 29, 2016
Prospectus

The following information replaces similar information for Fidelity® Pennsylvania Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since May 2016.

Mark Sommer (co-manager) has managed the fund since June 2002.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Pennsylvania Municipal Income Fund, which he has managed since June 2002. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

PFR-16-01 1.479534.137	May 2, 2016